Fair Value of Financial Assets and Liabilities - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impairment loss	$ 714,000
Jackpot liabilities, annuity
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate (in years)	10 years
Treasury yield curve rate used for estimated funding rate (as a percent)	2.40%
Period of credit default swap rate for nonperformance risk (in years)	10 years
Credit default swap rate used for nonperformance risk (as a percent)	1.87%
Jackpot liabilities, annuity | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period (in years)	1 year
Jackpot liabilities, annuity | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period (in years)	25 years
Jackpot liabilities, annuity | Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period (in years)	10 years
Jackpot liabilities, lump-sum, current
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate (in years)	1 year
Treasury yield curve rate used for estimated funding rate (as a percent)	1.76%
Period of credit default swap rate for nonperformance risk (in years)	1 year
Credit default swap rate used for nonperformance risk (as a percent)	0.17%
Jackpot liabilities, lump-sum, noncurrent
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate (in years)	2 years
Treasury yield curve rate used for estimated funding rate (as a percent)	1.89%
Period of credit default swap rate for nonperformance risk (in years)	2 years
Credit default swap rate used for nonperformance risk (as a percent)	0.28%
Customer financing receivables | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit risk of each customer (as a percent)	4.30%
Customer financing receivables | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit risk of each customer (as a percent)	10.05%
Selling, general and administrative
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Net gain on contingent consideration liability	$ 2,200